Investments under Equity Method (Tables)	12 Months Ended
Dec. 31, 2013
Equity Method Investments And Joint Ventures [Abstract]
Investments in and Equity in Earnings (Losses) of Equity Method Investees

The Company’s investments in and equity in the earnings (losses) of its equity method investees is as follows for the years ended December 31, 2012 and 2013:

	The Investment Trust Plan (RMB)	Huainan Ninetowns (RMB)	Shouchuang Caifu Ninetowns (RMB)	Shouchuang Caifu Gengyin (RMB)	Shouchuang Huaxia Ninetowns Real Estate (RMB)	Beijing Juxin Fugao (RMB)	Total (RMB)	Total (US$)
Investment balance at January 1, 2012	161,475	10,164	53,000	5,940	—	—	230,579	38,089
Investment contributions	—	—	12,000	13,960	700	132	26,792	4,426
Equity earnings (losses)	—	(48)	(254)	(66)	(401)	(88)	(857)	(142)
Termination of the Investment Trust Plan and Transfer of the underlying Real Estate to the Company	(161,475)	(10,116)	—	—	—	—	(171,591)	(28,345)

Investment balance at December 31, 2012	—	—	64,746	19,834	299	44	84,923	14,028

Equity losses	—	—	(117)	(3)	(299)	(44)	(463)	(76)

Investment balance at December 31, 2013	—	—	64,629	19,831	—	—	84,460	13,952